Pension, Savings, and Other Employee Benefits - Schedule of Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Change in benefit obligation
Benefit obligation, beginning of year	$ 840,884	$ 804,542
Service cost	41	37	$ 39
Interest cost	27,877	29,380	31,216
Actuarial (gain)/loss	(68,724)	63,876
Actual benefits paid	(34,769)	(56,951)
Benefit obligation, end of year	765,309	840,884	804,542
Change in plan assets
Fair value of plan assets, beginning of year	811,244	778,872
Actual return on plan assets	(49,470)	84,534
Employer contributions	3,948	4,789
Actual benefits paid – settlement payments	0	0
Actual benefits paid – other payments	(34,769)	(56,951)
Fair value of plan assets, end of year	730,953	811,244	778,872
Funded (unfunded) status of the plans	(34,356)	(29,640)
Amounts recognized in the Statements of Condition
Other assets	1,911	11,238
Other liabilities	(36,267)	(40,878)
Net asset/(liability) at end of year	(34,356)	(29,640)
Other Benefits
Change in benefit obligation
Benefit obligation, beginning of year	39,562	35,403
Service cost	133	107	110
Interest cost	1,309	1,305	1,292
Actuarial (gain)/loss	(3,648)	3,733
Actual benefits paid	(2,182)	(986)
Benefit obligation, end of year	35,174	39,562	35,403
Change in plan assets
Fair value of plan assets, beginning of year	18,753	16,717
Actual return on plan assets	(928)	2,458
Employer contributions	1,789	564
Actual benefits paid – settlement payments	(2,182)	(986)
Actual benefits paid – other payments	0	0
Fair value of plan assets, end of year	17,432	18,753	$ 16,717
Funded (unfunded) status of the plans	(17,742)	(20,809)
Amounts recognized in the Statements of Condition
Other assets	14,356	15,254
Other liabilities	(32,098)	(36,063)
Net asset/(liability) at end of year	$ (17,742)	$ (20,809)